UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

Portfolio of Investments — as of January 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 48.6%
	AIM Aviation Finance, Series 2015-1A, Class C1
$3,270,737	4.750%, 02/15/40 (A)	$2,992,725
	American Homes 4 Rent, Series 2014-SFR1, Class E
300,000	3.236%, 06/17/31 (A) (B)	298,275
	American Homes 4 Rent, Series 2014-SFR1, Class F
5,325,000	3.986%, 06/17/31 (A) (B)	5,311,861
	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	4,893,498
	Blackbird Capital Aircraft Lease Securitization, Series 2016-1A, Class B
780,000	5.682%, 12/16/41 (A) (C)	783,475
	CAM Mortgage Trust, Series 2015-1, Class M
6,075,860	4.750%, 07/15/64 (A) (B)	6,020,923
	CAM Mortgage Trust, Series 2016-1, Class M
3,350,000	5.000%, 01/15/56 (A) (B)	3,215,427
	CarFinance Capital Auto Trust, Series 2014-2A, Class E
1,600,000	5.360%, 11/15/21 (A)	1,576,545
	CarFinance Capital Auto Trust, Series 2015-1A, Class E
3,500,000	5.490%, 01/18/22 (A)	3,519,389
	CarNow Auto Receivables Trust, Series 2015-1A, Class E
8,590,000	6.850%, 05/17/21 (A)	8,608,358
	Castlelake Aircraft Securitization Trust, Series 2014-1, Class A1
1,432,257	5.250%, 02/15/29 (D)	1,428,676
	Colony American Finance, Series 2015-1, Class D
3,000,000	5.649%, 10/15/47 (A)	3,024,648
	Colony American Finance, Series 2015-1, Class E
3,311,000	6.560%, 10/15/47 (A)	3,275,629
	Colony American Homes, Series 2014-2A, Class F
2,000,000	4.105%, 07/17/31 (A) (B)	1,993,597
	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B
1,625,308	4.858%, 05/25/35 (C)	1,655,454
	CPS Auto Receivables Trust, Series 2014-A, Class E
1,100,000	6.380%, 05/17/21 (A)	1,112,481
	CPS Auto Receivables Trust, Series 2014-B, Class E
800,000	5.850%, 08/16/21 (A)	796,043

1

Portfolio of Investments — as of January 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 48.6% (continued)
	CPS Auto Receivables Trust, Series 2014-C, Class E
$1,000,000	5.910%, 11/15/21 (A)	$991,440
	CPS Auto Receivables Trust, Series 2015-A, Class E
3,870,000	6.190%, 05/16/22 (A)	3,828,019
	CPS Auto Receivables Trust, Series 2015-B, Class E
2,130,000	6.220%, 08/15/22 (A)	2,114,887
	CPS Auto Receivables Trust, Series 2016-B, Class E
5,110,000	8.140%, 05/15/23 (A)	5,301,005
	CPS Auto Trust, Series 2016-D, Class E
5,200,000	6.860%, 04/15/24 (A)	5,177,290
	DT Auto Owner Trust, Series 2015-1A, Class D
1,055,000	4.260%, 02/15/22 (A)	1,068,779
	DT Auto Owner Trust, Series 2015-2A, Class D
2,080,000	4.250%, 02/15/22 (A)	2,102,118
	DT Auto Owner Trust, Series 2015-3A, Class D
5,110,000	4.530%, 10/17/22 (A)	5,197,821
	DT Auto Owner Trust, Series 2016-1A, Class D
5,150,000	4.660%, 12/15/22 (A)	5,239,725
	ECAF Blocker I
9,000,000	0.000%, 03/15/40 (D) (E)	8,898,093
	FAN Engine Securitization, Series 2013-1A, Class 1A
4,694,815	4.625%, 10/15/43 (A)	4,640,825
	First Investors Auto Owner Trust, Series 2016-1A, Class E
5,000,000	7.720%, 11/15/22 (A)	5,213,816
	First Investors Auto Owner Trust, Series 2016-2A, Class E
2,100,000	5.750%, 09/15/23 (A)	2,071,602
	Flagship Credit Auto Trust, Series 2014-2, Class E
3,000,000	6.180%, 02/15/22 (A)	3,062,534
	Flagship Credit Auto Trust, Series 2015-2, Class D
6,000,000	5.980%, 08/15/22 (A)	6,007,151
	Flagship Credit Auto Trust, Series 2015-3, Class D
5,000,000	7.120%, 11/15/22 (A)	5,256,498
	Flagship Credit Auto Trust, Series 2016-3, Class E
1,365,000	6.250%, 10/15/23 (A)	1,362,514
	GCA Holdings, Series 2014-1, Class C
1,821,137	6.000%, 01/05/30 (A) (D)	1,143,127

2

Portfolio of Investments — as of January 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 48.6% (continued)
	GCA Holdings, Series 2014-1, Class D
$712,502	7.500%, 01/05/30 (A) (D)	$205,343
	GCA Holdings, Series 2014-1, Class E
3,160,000	0.632%, 01/05/30 (A) (D) (E)	9,796
	Global Container Assets, Series 2015-1A, Class B
924,589	4.500%, 02/05/30 (A)	888,685
	Home Partners of America Trust, Series 2016-1, Class E
5,085,000	4.936%, 03/17/33 (A) (B)	5,103,971
	Invitation Homes Trust, Series 2013-SFR1, Class E
3,000,000	3.405%, 12/17/30 (A) (B)	3,001,053
	Key Resorts, Series 2014-A, Class C
1,768,573	5.870%, 03/17/31 (A)	1,734,532
	Leaf Receivables Funding 10, Series 2015-1, Class E2
4,470,000	6.000%, 06/15/23 (A)	4,381,990
	Leaf Receivables Funding 11, Series 2016-1, Class E1
1,300,000	5.500%, 04/15/23 (A)	1,271,409
	Leaf Receivables Funding 11, Series 2016-1, Class E2
3,152,000	6.000%, 06/15/24 (A)	2,903,759
	Merlin Aviation Holdings DAC, Series 2016-1, Class A
2,762,179	4.500%, 12/15/32 (A) (C)	2,679,314
	OneMain Financial Issuance Trust, Series 2014-2A, Class D
5,470,000	5.310%, 09/18/24 (A)	5,528,104
	OneMain Financial Issuance Trust, Series 2015-1A, Class D
3,400,000	6.630%, 03/18/26 (A)	3,480,472
	OneMain Financial Issuance Trust, Series 2015-2A, Class D
7,770,000	5.640%, 07/18/25 (A)	7,775,397
	OneMain Financial Issuance Trust, Series 2015-3A, Class C
1,000,000	5.820%, 11/20/28 (A)	981,404
	Prestige Auto Receivables Trust, Series 2015-1, Class E
4,000,000	4.670%, 01/17/22 (A)	3,916,553
	Prestige Auto Receivables Trust, Series 2016-1A, Class E
5,400,000	7.690%, 03/15/23 (A)	5,632,136
	RCO Depositor II, Series 2015-2A, Class M
4,542,000	5.000%, 11/25/45 (A) (B)	4,334,844
	Rise, Series 2014-1, Class B
775,686	6.500%, 02/15/39 (B) (D)	767,929

3

Portfolio of Investments — as of January 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 48.6% (continued)
	Shenton Aircraft Investment I, Series 2015-1A, Class A
$4,350,526	4.750%, 10/15/42 (A)	$4,404,913
	Shenton Aircraft Investment I, Series 2015-1A, Class B
4,664,296	5.750%, 10/15/42 (A)	4,688,090
	Springleaf Funding Trust, Series 2015-AA, Class D
4,000,000	6.310%, 11/15/24 (A)	3,991,692
	Tidewater Auto Receivables Trust, Series 2014-AA, Class D
3,200,000	3.570%, 05/15/21 (A)	3,215,313
	Tidewater Auto Receivables Trust, Series 2016-AA, Class E
3,700,000	9.250%, 05/15/23 (A)	3,695,971
	Trade MAPS 1, Series 2013-1A, Class D
4,000,000	5.664%, 12/10/18 (A) (B)	4,000,800
	TSTC, Series 2010-1
4,000,000	7.711%, 08/27/17 (D)	4,000,000
	VOLT XL, Series 2015-NP14, Class A2
2,795,000	4.875%, 11/27/45 (A) (C)	2,697,567
	VOLT XLV, Series 2016-NPL5, Class A2
5,455,000	4.875%, 05/25/46 (A) (C)	5,229,659
	VOLT XLVIII, Series 2016-NPL8, Class A2
4,830,000	6.125%, 07/25/46 (A) (C)	4,757,736
	VOLT XXVII, Series 2014-NPL7, Class A2
1,735,453	4.750%, 08/27/57 (A) (C)	1,711,148
	VOLT XXXV, Series 2016-NPL9, Class A2
3,880,000	5.875%, 09/25/46 (A) (C)	3,791,949
	VOLT XXXVIII, Series 2015-NP12, Class A2
4,907,387	4.500%, 09/25/45 (A) (C)	4,734,586
	Westgate Resorts, Series 2014-1A, Class C
433,033	5.500%, 12/20/26 (A)	432,764

	Total Asset-Backed Securities
	(Cost $226,836,648)	225,133,127

Residential Mortgage-Backed Obligations — 29.9%
	Alliance Bancorp Trust, Series 2007-OA1, Class A1
6,944,614	0.996%, 07/25/37 (B)	5,048,795
	Alternative Loan Trust, Series 2003-20CB, Class 2A1
1,196,459	5.750%, 10/25/33	1,231,556

4

Portfolio of Investments — as of January 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 29.9% (continued)
	Alternative Loan Trust, Series 2003-9T1, Class A7
$1,682,864	5.500%, 07/25/33	$1,665,896
	Alternative Loan Trust, Series 2004-28CB, Class 5A1
476,051	5.750%, 01/25/35	478,520
	Alternative Loan Trust, Series 2004-J10, Class 2CB1
2,323,623	6.000%, 09/25/34	2,391,240
	Alternative Loan Trust, Series 2004-J3, Class 1A1
910,848	5.500%, 04/25/34	924,765
	Alternative Loan Trust, Series 2005-J1, Class 2A1
521,579	5.500%, 02/25/25	529,902
	American Home Mortgage Investment Trust, Series 2005-2, Class 1A1
2,063,884	1.056%, 09/25/45 (B)	1,710,295
	American Home Mortgage Investment Trust, Series 2006-1, Class 11A1
3,274,653	0.864%, 03/25/46 (B)	2,705,809
	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
1,298,383	5.500%, 10/25/33	1,323,278
	Banc of America Alternative Loan Trust, Series 2004-6, Class 2A1
5,291,834	6.000%, 07/25/34	5,502,007
	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1
829,254	6.000%, 10/25/34	843,541
	Banc of America Alternative Loan Trust, Series 2005-6, Class CB7
2,497,641	5.250%, 07/25/35	2,275,536
	Banc of America Funding Trust, Series 2004-B, Class 1A2
391,311	2.981%, 12/20/34 (B)	362,986
	Banc of America Funding Trust, Series 2004-B, Class 4A2
344,394	3.231%, 11/20/34 (B)	321,290
	Banc of America Funding Trust, Series 2005-7, Class 3A1
1,863,019	5.750%, 11/25/35	1,908,005
	Banc of America Funding Trust, Series 2007-4, Class 5A1
571,772	5.500%, 11/25/34	566,576
	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
886,064	3.223%, 08/25/34 (B)	765,838
	CHL Mortgage Pass-Through Trust, Series 2005-21, Class A17
1,288,996	5.500%, 10/25/35	1,147,941
	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
3,531,645	3.005%, 08/25/35 (B)	3,055,990

5

Portfolio of Investments — as of January 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 29.9% (continued)
	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
$860,380	3.183%, 09/25/34 (A) (B)	$810,575
	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
3,846,063	2.990%, 11/25/35 (A) (B)	3,627,660
	CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A1
17,962	6.000%, 09/25/36	16,544
	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
540,552	5.500%, 08/25/34	562,678
	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1
1,869,180	1.176%, 05/25/35 (B)	1,559,237
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB8, Class 4A1
355,602	3.080%, 01/20/35 (B)	339,273
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 4A1
2,024,363	1.296%, 04/25/35 (B)	1,677,016
	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB7, Class 2A
194,323	3.111%, 11/20/35 (B) (D)	173,188
	Credit Suisse First Boston Mortgage Securities, Series 2005-10, Class 2A1
1,687,163	5.250%, 11/25/20	1,647,421
	Credit Suisse First Boston Mortgage Securities, Series 2005-10, Class 5A4
3,238,430	5.500%, 11/25/35	2,988,587
	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2005-5, Class 1A4
931,397	5.500%, 11/25/35 (B)	903,455
	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2005-6, Class 1A3
13,527	5.500%, 12/25/35	11,992
	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
1,530,663	1.121%, 06/25/34 (B)	1,397,542
	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A
3,219,085	1.066%, 09/19/45 (B)	2,410,975
	FHLMC Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2
3,042,000	5.021%, 11/25/23 (B)	3,253,655

6

Portfolio of Investments — as of January 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 29.9% (continued)
	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3
$8,661,000	4.056%, 10/25/27 (B)	$9,240,572
	GMAC Mortgage Loan Trust, Series 2005-AR4, Class 3A1
1,005,529	3.578%, 07/19/35 (B)	987,834
	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1
498,296	3.202%, 12/25/34 (B)	495,086
	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
209,045	3.118%, 07/25/35 (B)	186,012
	GSR Mortgage Loan Trust, Series 2005-AR5, Class 4A1
361,535	3.233%, 10/25/35 (B)	340,481
	HarborView Mortgage Loan Trust, Series 2004-2, Class 1A1
3,564,211	1.256%, 06/19/34 (B)	3,239,080
	HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A
5,707,119	0.916%, 11/19/36 (B)	4,726,321
	HarborView Mortgage Loan Trust, Series 2006-7, Class 2A1A
951,439	0.762%, 09/19/46 (B)	770,332
	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
2,204,602	1.536%, 12/25/34 (B)	1,819,990
	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1
2,872,648	1.396%, 07/25/45 (B)	2,418,449
	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
2,570,695	3.001%, 08/25/35 (B)	2,131,362
	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
6,192,773	0.981%, 02/25/46 (B)	4,904,334
	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 5A1
1,810,485	2.942%, 03/25/36 (B)	1,309,859
	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
3,283,432	6.000%, 09/25/34	3,318,358
	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2
1,389,685	3.184%, 02/25/36 (B)	1,230,165
	JPMorgan Resecuritization Trust, Series 2014-5, Class 2A4
3,017,007	3.118%, 06/27/34 (A) (B)	2,822,336
	Lehman Mortgage Trust, Series 2005-3, Class 1A6
704,004	1.256%, 01/25/36 (B)	445,619

7

Portfolio of Investments — as of January 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 29.9% (continued)
	Lehman Mortgage Trust, Series 2007-9, Class 1A1
$3,081,416	6.000%, 10/25/37	$3,006,170
	Lehman XS Trust, Series 2005-7N, Class 3A1
886,393	1.051%, 12/25/35 (B)	651,246
	Lehman XS Trust, Series 2006-12N, Class A2A1
4	0.921%, 08/25/46 (B)	4
	Lehman XS Trust, Series 2006-2N, Class 1A1
1,450,805	1.031%, 02/25/46 (B)	1,080,637
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
3,094,907	3.190%, 03/25/35 (B)	2,646,177
	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
4,440,266	2.989%, 03/25/35 (B)	3,463,923
	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
1,855,737	3.188%, 04/25/36 (B)	1,709,891
	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
955,462	5.250%, 11/25/33	986,224
	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
4,955,000	5.500%, 03/25/34	5,047,207
	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
1,167,454	5.500%, 06/25/34	1,196,118
	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
1,561,281	6.000%, 06/25/34	1,615,762
	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
2,957,884	6.000%, 09/25/34	3,134,245
	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
336,231	5.500%, 11/25/35	345,657
	National City Mortgage Capital Trust, Series 2008-1, Class 2A1
657,321	6.000%, 03/25/38	681,693
	New York Mortgage Trust, Series 2006-1, Class 2A2
1,556,937	3.112%, 05/25/36 (B)	1,408,883
	RALI Series Trust, Series 2004-QS8, Class A11
454,528	5.500%, 06/25/34	463,748
	RALI Series Trust, Series 2006-QO4, Class 2A1
1,978,555	0.961%, 04/25/46 (B)	1,604,428
	RALI Series Trust, Series 2006-QO7, Class 3A2
926,859	0.976%, 09/25/46 (B)	691,328

8

Portfolio of Investments — as of January 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 29.9% (continued)
	RALI Series Trust, Series 2007-QO4, Class A1A
$1,532,295	0.961%, 05/25/47 (B)	$1,283,878
	RFMSI Series Trust, Series 2005-SA1, Class 1A1
3,172,087	3.962%, 03/25/35 (B)	2,553,459
	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A
296,405	3.039%, 09/25/34 (B)	291,755
	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
6,601,724	1.066%, 07/25/35 (B)	4,862,623
	Structured Asset Securities Mortgage Pass-Through Certificates, Series 2004-20, Class 8A7
1,468,890	5.750%, 11/25/34	1,484,797
	Structured Asset Securities Trust, Series 2005-1, Class 7A7
643,213	5.500%, 02/25/35	639,983
	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 2A3
1,442,810	2.400%, 05/25/37 (B)	1,204,074

	Total Residential Mortgage-Backed Obligations
	(Cost $137,298,343)	138,579,664

Commercial Mortgage-Backed Obligations — 19.7%
	A10 Securitization, Series 2003-2, Class D
290,000	6.230%, 11/15/27 (A)	291,160
	A10 Securitization, Series 2013-2, Class C
965,000	5.120%, 11/15/27 (A)	964,626
	A10 Securitization, Series 2015-1, Class D
2,146,000	4.990%, 04/15/34 (A)	2,022,046
	BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class F
1,500,000	5.704%, 01/15/28 (A) (B)	1,464,375
	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M
2,450,000	8.400%, 05/15/20 (B)	2,384,098
	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E
6,000,000	3.538%, 02/15/31 (A) (B)	5,933,434
	Commercial Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.855%, 08/15/45 (A) (B)	954,379

9

Portfolio of Investments — as of January 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 19.7% (continued)
	Commercial Mortgage Trust, Series 2016-SAVA, Class C
$3,110,000	3.550%, 10/15/34 (B)	$3,120,969
	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM
3,930,000	5.869%, 09/15/40 (B)	3,722,147
	CSMC Trust, Series 2014-USA, Class E
1,000,000	4.373%, 09/15/37 (A)	849,687
	CSMC Trust, Series 2015-DEAL, Class E
4,180,000	4.768%, 04/15/29 (A) (B)	4,200,928
	CSMC Trust, Series 2015-TOWN, Class E
1,000,000	4.854%, 03/15/28 (A) (B)	998,749
	DBUBS Mortgage Trust, Series 2011-LC1, Class E
1,350,000	5.685%, 01/10/21 (A) (B)	1,415,193
	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2
9,700,000	3.010%, 07/25/25	9,824,089
	GP Portfolio Trust, Series 2014-GPP, Class E
2,500,000	4.554%, 02/15/27 (A) (B)	2,420,428
	GS Mortgage Securities Trust, Series 2007-GG10, Class AM
13,555,000	5.793%, 08/10/45 (B)	13,540,359
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class B
1,521,170	5.021%, 01/12/37 (B)	1,557,278
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM
2,000,000	5.464%, 01/15/49 (B)	1,994,753
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class C
3,145,000	6.136%, 06/15/43 (A) (B)	3,200,667
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
592,000	6.156%, 06/15/43	341,570
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
3,000,000	5.464%, 08/15/46 (A) (B)	3,080,282

10

Portfolio of Investments — as of January 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 19.7% (continued)
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D
$3,325,000	5.204%, 07/15/36 (A) (B)	$3,366,680
	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.828%, 02/05/35 (A) (B)	2,049,520
	Motel 6 Trust, Series 2015-M6MZ, Class M
7,747,302	8.230%, 02/05/20 (A)	7,829,618
	Motel 6 Trust, Series 2015-MTL6, Class F
2,000,000	5.000%, 02/05/30 (A)	1,961,160
	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.704%, 03/11/31 (A) (B)	1,722,802
	SCG Trust, Series 2013-SRP1, Class C
3,300,000	3.954%, 11/15/26 (A) (B)	3,216,394
	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	3.985%, 11/15/27 (A) (B)	3,461,999
	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D
2,068,235	5.602%, 02/15/44 (A) (B)	2,127,223
	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D
1,072,724	5.640%, 03/15/44 (A) (B)	1,107,414

	Total Commercial Mortgage-Backed Obligations
	(Cost $91,761,033)	91,124,027

Municipal Bond — 0.6%
	Michigan State, Tobacco Settlement Financing Authority, RB, Series A
3,170,000	7.309%, 06/01/34	2,997,140

	Total Municipal Bond
	(Cost $2,768,370)	2,997,140

11

Portfolio of Investments — as of January 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Shares	Description	Value
Short-Term Investment — 1.2%
	Dreyfus Treasury Prime Cash Management, Institutional Class, 0.270% (F)
5,476,329	(Cost $5,476,329)	$5,476,329

	Total Investments — 100.0%
	(Cost $464,140,723) †	463,310,287
	Other Assets and Liabilities, net — 0.0%	25,044

	Net Assets — 100.0%	$463,335,331

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at January 31, 2017 was $270,282,310 and represents 58.3% of Net Assets.
(B)	Variable rate security - Rate disclosed is the rate in effect on January 31, 2017.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2017. The coupon on a step bond changes on a specified date.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2017, was $16,626,152 and represented 3.6% of net assets.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	The rate shown is the 7-day effective yield as of January 31, 2017.

FHLMC	Federal Home Loan Mortgage Corporation
RB	Revenue Bond

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $464,140,723 and the unrealized appreciation and depreciation were $7,088,799 and $(7,919,235), respectively.

12

Portfolio of Investments — as of January 31, 2017 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$208,680,163	$16,452,964	$225,133,127
Residential Mortgage-Backed Obligations	—	138,406,476	173,188	138,579,664
Commercial Mortgage-Backed Obligations	—	91,124,027	—	91,124,027
Municipal Bond	—	2,997,140	—	2,997,140
Short-Term Investment	5,476,329	—	—	5,476,329

Total Investments in Securities	$5,476,329	$441,207,806	$16,626,152	$463,310,287

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value. As of January 31, 2017 all Level 3 investments’ fair value is based on 3rd party pricing information from independent brokers without adjustment.

	Investments in Asset-Backed Securities	Investments in Residential Mortgage-Backed Obligations	Total Investments
Beginning balance as of November 1, 2016	$16,797,857	$630,179	$17,428,036
Accrued discounts/premiums	2,655	(6,748)	(4,093)
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(21,497)	(17,013)	(38,510)
Purchases	—	—	—
Sales	(326,051)	(433,230)	(759,281)
Net transfer into Level 3	—	—	—
Net transfer out of Level 3	—	—	—

Ending balance as of January 31, 2017	$16,452,964	$173,188	$16,626,152

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(21,497)	$(17,013)	$(38,510)

For the period ended January 31, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, there have been no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of each period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Amounts designated as “—” are $0.

13

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017